EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EQUITY
Schedule of stock options activity
	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)
Outstanding, December 31, 2024	128,976	$11.02	7.76
Granted	-	-	-
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, March 31, 2025	128,976	$11.02	7.51

Exercisable options, March 31, 2025	42,568	$14.96	7.35

	Options Outstanding		Weighted Average
	Number of Options	Weighted Average Exercise Price(1)	Remaining life (years)

Outstanding, December 31, 2022	52,205	$144.90	8.41
Granted	34,344	18.55	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2023	86,549	$94.76	8.07
Granted	42,427	8.73	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	128,976	$11.02	7.76

Exercisable options, December 31, 2024	1,850	$125.02	6.49

Schedule of fair value assumptions to value stock options
	Year ended	Year Ended
	December 31,	December 31,
	2024	2023
Expected term	3.08 - 6.08 years	5.50 - 6.25 years
Expected average volatility	87 - 110%	110 - 150%
Expected dividend yield	-	-
Risk-free interest rate	4.02 - 4.44%	3.43 - 4.15%

Schedule of warrants activity
		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2024	23,315	$67.50	0.79
Granted	-	-	-
Expired	-	-	-
Exercised	-	-	-
Outstanding, March 31, 2025	23,315	$67.50	0.54

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	45,025	$385.32	2.05
Granted	-	-	-
Expired	(4,583)	1,188.60	-
Exercised	-	-	-
Outstanding, December 31, 2023	40,442	$294.29	1.10
Granted	-	-	-
Expired	(17,127)	255.38	-
Exercised	-	-	-
Outstanding, December 31, 2024	23,315	$67.50	0.79